Investment Securities - Schedule of Unrealized Loss on Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	$ 261,855	$ 860,016
12 Months or Longer	536,586	47,163
Total	798,441	907,179
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	2,856	11,778
12 Months or Longer	7,553	531
Total	10,409	12,309
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	33,975	134,909
12 Months or Longer	45,498	7,564
Total	79,473	142,473
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	232	5,148
12 Months or Longer	519	87
Total	751	5,235
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	24,931	247,695
12 Months or Longer	217,789	19,838
Total	242,720	267,533
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	70	2,305
12 Months or Longer	2,210	162
Total	2,280	2,467
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	236,924	612,321
12 Months or Longer	318,797	27,325
Total	555,721	639,646
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	2,786	9,473
12 Months or Longer	5,343	369
Total	8,129	9,842
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	7,331
12 Months or Longer		7,564
Total	7,331	7,564
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	38
12 Months or Longer		87
Total	38	87
Obligations of States and Political Subdivisions
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	26,644	134,909
12 Months or Longer	45,498
Total	72,142	134,909
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	194	5,148
12 Months or Longer	519
Total	$ 713	$ 5,148